Borrowings - Additional information (Details) € in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 JPY (¥)	Dec. 31, 2023 EUR (€)
Borrowings
Borrowings rates	17.11%	17.11%
J L S A Facility
Borrowings
Decrease in current borrowings due to buy back trademarks | ¥		¥ 3,714.4
Borrowings maturity	three years
Borrowings rates	9.10%	9.10%
Bottom of range
Borrowings
Borrowings rates	4.55%	4.55%
Asset pledged as collateral | Secured
Borrowings
Borrowings	€ 11,059		€ 8,283
L G H L | J L S A Facility
Borrowings
Borrowings	17,820		21,612
SACE S.p.A. | Guaranteed
Borrowings
Borrowings	€ 8,272		€ 8,580